Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	As of
	June 30,	December 31,
	2025	2024
Accounts receivable:	$31,404,732	$21,378,868
Retention receivable	664,740	559,064
Less: allowance for credit losses	(992,180)	(1,880,343)
Accounts receivable, net	$30,412,552	$19,498,525

As of June 30, 2025, accounts receivable, net were approximately $30.41 million, an increase of 56% from the balance of $19.5 million as of December 31, 2024. The increase in accounts receivable is due to the fact that the majority of the accounts receivable were generated during the first half of the year, and the balances are within the normal collection period. They will be collected in the second half of the year.

For accounts receivable, approximately 71%, or $22.44 million of the date of issuance of the financial statements balance have been subsequently collected.

Allowance for credit losses movement:

	As of
	June 30,	December 31,
	2025	2024
Beginning balance	$1,880,343	$836,974
Additions/(reversal)	(912,445)	1,083,581
Exchange rate effect	24,282	(40,212)
Ending balance	$992,180	$1,880,343

The expenses of allowances for credit losses was $912,445 and $196,183 for the six months ended June 30, 2025 and 2024, respectively.